Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

28.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”)	Significant influence exercised by a principal shareholder of the Company
Kingsoft Cloud Holdings Limited (“Kingsoft Cloud”)	Significant influence exercised by a principal shareholder of the Company
Shopline*	Investment with significant influence
Xiaomi Corporation (“Xiaomi Group”)	Controlled by a principal shareholder of the Company
Huya **	Investment with significant influence

*    Since September 6, 2022, Shopline became a subsidiary of the Group and ceased to be a related party of the Group.

**  Since April 3, 2020, Huya ceased to be a subsidiary of the Group and the Group accounted for the investment in Huya using the equity method.

During the years ended December 31, 2020, 2021 and 2022, significant related party transactions are as follows:

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Disposal of investments to related parties	20,271	—	—
Bandwidth service provided by Guangzhou Sunhongs	14,229	3,287	1,513
Promotion expense charged from related parties	2,533	3,149	5,322
Bandwidth service provided by Kingsoft Cloud	2,126	448	—
Loan to related parties	723	34,035	28,062
Purchase of fixed assets from Kingsoft Cloud	427	—	—
Payments on behalf of related parties, net of repayments	335	55,301	36,522
Others	850	2,552	2,862

28.  Related party transactions (continued)

As of December 31, 2021 and 2022, the amounts due from/to related parties are as follows:

	December 31,
	2021	2022
	US$	US$

Amounts due from related parties, current
Amounts due from Shopline	56,316	—
Others	668	1,794

Total	56,984	1,794

Amounts due to related parties
Due to Huya	4,363	1,262
Due to Xiaomi Group	1,384	1,750
Due to Guangzhou Sunhongs	128	146
Others	1,056	67

Total	6,931	3,225

*Other receivables and payables from/to related parties are unsecured and payable on demand.